SHARE OPTIONS AND WARRANTS (Details Narrative)	1 Months Ended	12 Months Ended
	May 31, 2020 shares $ / shares	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 shares
IFRSStatementLineItems [Line Items]
Number of option were exercised | shares
Fair value charge of share option instruments deemed		$ 1,146,835	$ 1,649,386
Share based payment charge		1,119,854	1,273,716
Share based payment charge forfeiture		$ 1,419	$ 12,412
Weighted average contractual life of options outstanding		7 years 7 months 6 days	5 years 8 months 23 days
Number of warrants granted or exercised | shares		0
Lieu of professional fees [member]
IFRSStatementLineItems [Line Items]
Warrants granted | shares	13,986
Weighted average exercise price, granted | $ / shares	$ 178.75
Warrant reserve [member]
IFRSStatementLineItems [Line Items]
Share based payment charge		$ 28,963	$ 61,721
Consideration paid (received)		$ 563,986
Warrants exercisable price | $ / shares		$ 292.5
Warrants granted | shares
Weighted average exercise price, granted | $ / shares
Fair value of warrants			$ 11,194